Note 3 (Tables)	12 Months Ended
Dec. 31, 2021
BBVA Group [Abstract]
Contribution to consolidated group total assets entities by main activities [Table Text Block]
The following table sets forth information related to the Group’s total assets as of December 31, 2021, 2020 and 2019, broken down by the Group’s entities according to their activity:

Contribution to Consolidated Group total assets. Entities by main activities (Millions of euros)
	2021	2020	2019
Banking and other financial services	631,683	703,304	664,100
Insurance and pension fund managing companies	29,657	28,667	29,300
Other non-financial services	1,545	1,826	2,071
Total	662,885	733,797	695,471